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                                                    [SECURIAN LETTERHEAD]

February 25, 2010


Securities and Exchange Commission                                    VIA EDGAR
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC  20549-4644

RE: Post-Effective Amendment Number 7 and 17 pursuant to Rule 485(a) Minnesota Life Individual Variable Universal Life Account
         File Numbers:  333-148646 and 811-22093

Dear Ladies and Gentlemen:

The accompanying post-effective amendment to the Registration Statement on Form N-6 for the above-referenced Minnesota Life Individual Variable Universal Life Account (the "Registrant") is being filed electronically with the Securities and Exchange Commission pursuant to the Commission's EDGAR system. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"). In that regard, the Registrant requests that this filing become effective April 30, 2010.

The Registration Statement is being amended to reflect the addition of the Long Term Care Agreement as an optional benefit under the policy. A marked courtesy copy has been provided under separate cover. This filing is made in conjunction with a "clone" product, the Minnesota Life Individual Variable Universal Life Account (File No. 333-144604). Our intention is to have the two registration statements be identical, with the exception of the underlying funds offered in the separate account and the compensation paid for distribution of the product. If at all possible, we would appreciate any staff comments that would address both products.

Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651)665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Counsel

TEW:lpc